Equity - Summary of Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Balance at January 1	$ 212,802,312		$ 219,027,922
Share of profit for the year	1,681,320	$ 59,876	1,207,974	$ 1,203,588
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	(831,784)	(29,622)	(5,202,145)	227,821
Loss from hedging	(429,265)	(15,287)
Balance at December 31	231,731,160	8,252,534	212,802,312	219,027,922
Non-controlling interests [member]
Balance at January 1	13,374,912	476,315	17,639,487	13,195,312
Share of profit for the year	1,681,320	59,876	1,207,974	1,203,588
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange difference on translating foreign operations	178,480	6,356	(414,010)	(198,365)
Unrealized (loss) gain on equity instruments at FVTOCI	1,321	47	(10,773)	(23,928)
Loss from hedging	(145,559)	(5,184)
Remeasurement on defined benefit plans	(9,075)	(323)	(7,422)	(30,079)
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)	(5,658)	(202)	666,651	3,582,866
Subscribing for ordinary shares from subsidiaries' cash capital increase			83,044
Acquisition of non-controlling interests in subsidiaries (Note 31)	(116,738)	(4,157)	(5,084,785)	(2,492,915)
Issuance of new ordinary shares by subsidiaries (Note 29)	1,711,453	60,949
Partial disposal of subsidiaries				1,693,064
Subsidiaries' buy back of their own outstanding ordinary shares (Note 31)	(2,299,533)	(81,892)	(2,017,319)	(801,884)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	1,591,904	56,692	1,672,310	1,936,643
Cash dividends to non-controlling interests	(346,774)	(12,350)	(360,245)	(424,815)
Balance at December 31	$ 15,616,053	$ 556,127	$ 13,374,912	$ 17,639,487